Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash flows from operating activities:
Net income	$ 39,440	$ 56,100	$ 50,354
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in losses (gains) of companies accounted for at equity	(1,124)	(349)	142
Depreciation and amortization	43,646	32,370	30,896
Changes in value of debentures	5,277	1,371	195
Increase (decrease) in employee benefit liabilities	752	(1,656)	(522)
Loss (gain) from sale of property, plants and equipment	26	(3,147)
Stock-based compensation expenses	4,552	4,394	4,866
Changes in value of short-term and long term loans from banks and others and deposits, net	6,731	500	(120)
Changes in deferred taxes, net	(12,819)	211	2,134
Change in liability in respect of business combinations	1,531	2,023	654
Loss (gain) from sale and increase in value of marketable securities classified as trading	149	(136)	(114)
Amortization of premium and accrued interest on marketable securities	716	(260)	(230)
Realized loss (gain) from sale of available for sale securities	(94)	16	(300)
Change in redeemable non-controlling interests' put option		1,779	905
Change in value of dividend preference derivative in TSG	(260)
Decrease (increase) in inventories	1,037	923	(2,387)
Increase in trade receivables	(38,223)	(30,086)	(17,668)
Decrease (increase) in other current and long-term accounts receivable	641	(513)	(4,154)
Increase in trade payables	6,086	5,423	9,982
Increase in other accounts payable and employees and payroll accrual	7,199	8,673	10,793
Increase (decrease) in deferred revenues	15,718	(2,681)	1,693
Net cash provided by operating activities	80,981	74,955	87,119
Cash flows from investing activities:
Payments for business acquisitions, net of cash acquired (Appendix C)	(119,103)	(44,832)	(17,000)
Payments to former shareholders of consolidated companies	(6,225)	(1,784)
Purchase of intangible assets		(391)	(211)
Purchase of property and equipment	(9,573)	(9,137)	(6,766)
Proceeds from sale of (investment in) marketable securities, net	40,622	8,450	(690)
Proceeds from sale of property, plants and equipment		2,347
Investment in and loans to affiliates and other companies	(25)	(25,813)
Change in restricted cash in other accounts receivable	1,992	(544)	(888)
Change in short-term and long-term deposits, net	(888)	2,665	3,942
Capitalization of software development and other costs	(9,338)	(9,769)	(9,879)
Net cash used in investing activities	(102,538)	(78,808)	(31,492)
Cash flows from financing activities:
Exercise of employees stock options in subsidiaries	3,240	931	1,987
Dividend paid to non-controlling interests and redeemable non-controlling interests in subsidiaries	(31,231)	(24,131)	(19,088)
Dividend to Formula's shareholders	(12,081)	(10,014)	(12,890)
Short-term bank credit, net	(21,176)	20,720	2,862
Repayment of long-term loans from banks and others	(46,065)	(37,415)	(26,902)
Receipt of long term loans	52,734	49,582	32,160
Proceeds from issuance of debentures, net	78,229		58,556
Repayment of long-term liabilities to office of the chief scientist	(502)	(510)	(555)
Repayment of debentures	(3,656)
Purchase of non-controlling interests		(3,166)	(5,396)
Cash paid in conjunction with acquisitions of activities	(2,592)	(1,160)	(1,280)
Repayment of capital lease	(480)	(443)	(399)
Distribution to ultimate parent for a business acquisition under common control		(1,440)	(8,482)
Net cash provided by (used in) financing activities	16,420	(7,046)	20,573
Effect of exchange rate changes on cash and cash equivalents	12,912	(81)	(6,990)
Increase (decrease) in cash and cash equivalents	7,775	(10,980)	69,210
Cash and cash equivalents at beginning of year	238,161	249,141	179,931
Cash and cash equivalents at end of year	245,936	238,161	249,141
Cash paid (received) in respect of:
Interest paid	6,448	6,770	6,158
Interest received	(145)	(2,334)	(1,688)
Taxes paid (received), net	19,680	19,176	23,014
Non-cash activities:
Dividend payable to Formula's shareholders		7,070
Purchase of property and equipment		(2,260)
Deferred payment to former shareholders of consolidated companies	652
Dividend payable to redeemable non-controlling interests	$ 692